Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 22, 2024
Loss Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed						$ 200
Purchase Commitment, Description						The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier.
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable							$ 25,000
Shares Issued		106,754,588		106,754,588		48,376,052	17,454,353
Business Combination Advisory Fees	$ 1,000,000
Business Combination Private Placement Fee	$ 500,000
Duration To Pay Business Combination private placement fee	2 days
Threshold Limit For Sale Transaction Fee For Transaction Value	$ 3,000,000
Threshold Limit For Sale Transaction Fee For Transaction Value Percentage	1.00%
Common stock, par value per share		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.00001
Inventory purchases related to purchase obligations		$ 46	$ 346	$ 150	$ 4,088	$ 4,300	$ 4,400
Deferred Offering Costs And Accrued Liabilities Associated With Contract						600
Advisory fee						$ 800
Reset price per share						$ 10
Floor price per share						1
Number of share price held at reset date						$ 10
Number of sharing share held						300,000
Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, restricted stock award, gross						6,936,285
Earnout Common Stock
Loss Contingencies [Line Items]
Shares Issued							16,300,000
accrued losses [Member]
Loss Contingencies [Line Items]
Loss Contingency, Accrual, Noncurrent						$ 600	$ 3,600
Blaize Holdings, Inc. [Member]
Loss Contingencies [Line Items]
Business acquisition, share price						$ 10
Backstop Subscription Agreement [Member]
Loss Contingencies [Line Items]
Trust Amount Before Payment Of Expenses								$ 30,000,000
Backstop Subscription Agreement [Member] | Class A common stock [Member]
Loss Contingencies [Line Items]
Per Share Divided Factor Of Number Of Shares For Merger								10.00%
letter agreement [Member]
Loss Contingencies [Line Items]
Stock Forfeited During Period Share								2,000,000
New Blaize [Member]
Loss Contingencies [Line Items]
Common stock, par value per share						$ 10